Deposits (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing		Non-interest bearing		Payable after notice		Payable on a fixed date (3)		Total
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Deposits by:
Banks (1)	1,996	1,450	1,530	1,400	1,017	526	19,273	24,531	23,816	27,907
Business and government	29,083	25,266	33,853	33,984	85,022	67,026	195,199	185,901	343,157	312,177
Individuals	3,361	3,476	23,084	21,345	94,304	90,233	80,421	65,790	201,170	180,844
Total (2) (4)	34,440	30,192	58,467	56,729	180,343	157,785	294,893	276,222	568,143	520,928
Booked in:
Canada	27,338	21,735	49,911	47,231	90,630	82,091	181,835	160,069	349,714	311,126
United States	6,043	7,395	8,531	9,477	88,604	74,476	86,368	86,805	189,546	178,153
Other countries	1,059	1,062	25	21	1,109	1,218	26,690	29,348	28,883	31,649
Total	34,440	30,192	58,467	56,729	180,343	157,785	294,893	276,222	568,143	520,928

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at fair value through profit or loss.
(3)
Includes $16,248 million of senior unsecured debt as at October 31, 2019 subject to the Bank Recapitalization
(Bail-In)
regime ($37 million as at October 31, 2018). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(4)
As at October 31, 2019 and 2018, total deposits payable on a fixed date included $25,438 million and $29,673 million, respectively, of federal funds purchased, commercial paper issued and other deposit liabilities. Included in deposits as at October 31, 2019 and 2018 are $279,860 million and $259,747 million, respectively, of deposits denominated in U.S. dollars, and $36,680 million and $37,427 million, respectively, of deposits denominated in other foreign currencies.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Schedule for our Deposits Payable on a Fixed Date
The following table presents the maturity schedule for our deposits payable on a fixed date:

(Canadian $ in millions)	2019	2018
Within 1 year	183,952	162,666
1 to 2 years	34,401	34,154
2 to 3 years	23,855	26,107
3 to 4 years	21,735	16,708
4 to 5 years	16,959	22,196
Over 5 years	13,991	14,391
Total (1)	294,893	276,222

(1)
Includes $273,657 million of deposits, each greater than one hundred thousand dollars, of which $167,294 million were booked in Canada, $79,682 million were booked in the United States and $26,681 million were booked in other countries ($246,685 million, $145,574 million, $71,770 million and $29,341 million, respectively, in 2018). Of the $167,294 million of deposits booked in Canada, $73,027 million mature in less than three months, $4,312 million mature in three to six months, $22,814 million mature in six to twelve months and $67,141 million mature after 12 months ($145,574 million, $55,190 million, $3,836 million, $12,909 million and $73,639 million, respectively, in 2018). We have unencumbered liquid assets of $249,650 million to support these and other deposit liabilities ($242,612 million in 2018).

Certain comparative figures have been reclassified to conform with the current year’s presentation.